Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SIT-NPRT3-0124
1.912869.113
Common Stocks - 44.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	145,093	187,766
BT Group PLC	1,314,880	2,040,103
Cellnex Telecom SA (a)	210,072	8,020,242
Deutsche Telekom AG	2,122,582	50,874,615
Hellenic Telecommunications Organization SA	231,573	3,395,345
HKT Trust/HKT Ltd. unit	166,751	177,824
KT Corp.	152,087	3,921,595
Liberty Global Ltd. Class C (b)	369,100	6,215,644
Nippon Telegraph & Telephone Corp.	18,344,200	21,467,229
Orange SA	1,619,241	19,923,795
Proximus	292,378	2,802,540
Singapore Telecommunications Ltd.	770,600	1,327,783
Telenor ASA	26,089	280,422
United Internet AG (b)	122,715	2,746,308
		123,381,211
Entertainment - 0.2%
Boat Rocker Media, Inc. (c)	118,285	135,113
Capcom Co. Ltd.	27,500	924,272
Cloud Music, Inc. (a)(c)	51,300	591,067
CTS Eventim AG	39,229	2,681,608
GungHo Online Entertainment, Inc.	7,600	117,491
MIXI, Inc.	19,700	321,158
NetEase, Inc. ADR	5,494	623,459
Nexon Co. Ltd.	87,300	1,883,080
Nintendo Co. Ltd.	266,300	12,412,888
Sea Ltd. ADR (c)	18,000	651,960
Square Enix Holdings Co. Ltd.	123,060	4,259,705
		24,601,801
Interactive Media & Services - 0.2%
CAR Group Ltd.	286,885	5,265,956
Hemnet Group AB	57,643	1,307,187
LY Corp.	1,492,000	4,333,301
NAVER Corp.	21,407	3,425,515
SEEK Ltd.	149,355	2,356,629
Tencent Holdings Ltd.	457,600	19,063,233
Tencent Holdings Ltd. sponsored ADR	5,995	249,512
		36,001,333
Media - 0.1%
CyberAgent, Inc.	411,900	2,485,402
Hakuhodo DY Holdings, Inc.	115,600	869,768
Informa PLC	702,769	6,591,976
JCDecaux SA (c)	113,076	2,152,726
WPP PLC	1,061,156	9,484,717
		21,584,589
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL (For. Reg.)	896,300	5,524,269
KDDI Corp.	399,000	12,463,986
SoftBank Corp.	96,100	1,167,895
SoftBank Group Corp.	125,800	5,097,620
Vodafone Group PLC	4,799,365	4,315,440
Vodafone Group PLC sponsored ADR	1,254,500	11,365,770
		39,934,980
TOTAL COMMUNICATION SERVICES		245,503,914
CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.4%
Aisin Seiki Co. Ltd.	12,500	459,581
Autoliv, Inc. (depository receipt)	62,603	6,463,595
Brembo SpA	59,166	694,900
Bridgestone Corp.	155,600	6,399,897
Compagnie Generale des Etablissements Michelin SCA Series B	187,147	6,293,072
Continental AG	8,647	671,067
DENSO Corp.	1,045,900	16,324,110
Dowlais Group PLC	2,279,363	2,939,450
FCC Co. Ltd.	12,400	152,888
JTEKT Corp.	72,300	661,019
Koito Manufacturing Co. Ltd.	387,200	5,840,907
Magna International, Inc. Class A (b)	120,682	6,505,967
Musashi Seimitsu Industry Co. Ltd.	117,900	1,283,493
Niterra Co. Ltd.	15,100	349,645
Nokian Tyres PLC	101,783	826,056
Stanley Electric Co. Ltd.	132,000	2,435,937
Sumitomo Electric Industries Ltd.	137,200	1,697,186
Tokai Rika Co. Ltd.	27,400	457,960
Toyoda Gosei Co. Ltd.	8,100	161,607
TPR Co. Ltd.	19,100	222,743
Valeo SA	578,993	8,369,506
		69,210,586
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	82,163	8,573,077
Bayerische Motoren Werke AG (BMW) ADR	99,842	3,479,494
Ferrari NV	12,147	4,360,287
Ferrari NV (Italy)	11,139	4,008,459
Honda Motor Co. Ltd.	2,121,900	21,704,778
Honda Motor Co. Ltd. sponsored ADR	35,644	1,092,845
Isuzu Motors Ltd.	368,400	4,859,073
Mahindra & Mahindra Ltd.	75,382	1,489,640
Mazda Motor Corp.	39,800	428,552
Mercedes-Benz Group AG (Germany)	280,964	18,268,097
Nissan Motor Co. Ltd.	167,800	659,724
Renault SA	61,676	2,416,164
Stellantis NV (b)	504,934	10,936,870
Stellantis NV	404,551	8,765,682
Stellantis NV (Italy)	949,283	20,564,628
Subaru Corp.	70,800	1,251,631
Suzuki Motor Corp.	302,600	12,288,915
Toyota Motor Corp.	886,200	16,825,260
Volkswagen AG	4,566	592,513
Yamaha Motor Co. Ltd.	196,800	5,013,582
		147,579,271
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (c)	43,266	3,239,758
B&M European Value Retail SA	84,000	608,279
Dollarama, Inc.	85,463	6,206,845
MercadoLibre, Inc. (c)	3,122	5,059,076
Next PLC	65,228	6,530,124
Pan Pacific International Holdings Ltd.	295,100	6,377,313
Prosus NV	222,292	7,349,225
Rakuten Group, Inc.	1,597,600	6,311,307
Wesfarmers Ltd.	78,885	2,744,811
		44,426,738
Distributors - 0.0%
Inchcape PLC	722,700	5,775,319
Diversified Consumer Services - 0.0%
Global Kids Co. Corp.	52,100	222,794
Hotels, Restaurants & Leisure - 0.8%
Accor SA	245,500	8,500,483
Amadeus IT Holding SA Class A	672,787	46,004,886
Aristocrat Leisure Ltd.	242,432	6,501,988
Compass Group PLC	1,141,583	28,900,825
Deliveroo PLC Class A (a)(c)	262,000	471,005
Entain PLC	483,100	4,896,194
Evolution AB (a)	33,237	3,440,809
Flight Centre Travel Group Ltd.	34,000	411,793
Flutter Entertainment PLC (c)	15,438	2,410,876
Flutter Entertainment PLC (Ireland) (c)	4,300	670,489
Genting Singapore Ltd.	438,600	300,007
Greggs PLC	53,914	1,671,645
InterContinental Hotel Group PLC	49,847	3,865,384
Oriental Land Co. Ltd.	110,600	3,748,584
Sands China Ltd. (c)	1,270,800	3,117,090
Sodexo SA	90,900	9,736,154
Trainline PLC (a)(c)	225,059	810,327
Whitbread PLC	98,461	3,842,178
Yum China Holdings, Inc.	83,957	3,625,263
		132,925,980
Household Durables - 0.5%
Barratt Developments PLC	796,300	5,165,175
Beijing Roborock Technology Co. Ltd. (A Shares)	15,264	639,543
Berkeley Group Holdings PLC	128,412	7,515,592
Hisense Electric Co. Ltd.	10,900	35,741
Midea Group Co. Ltd. (A Shares)	1,176,966	8,521,819
Panasonic Holdings Corp.	913,600	9,413,838
Persimmon PLC	545,553	8,619,498
SEB SA	8,517	968,794
Sekisui Chemical Co. Ltd.	56,600	801,891
Sony Group Corp.	438,700	37,724,268
		79,406,159
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	122,974	2,441,066
Sega Sammy Holdings, Inc.	78,800	1,141,394
Yamaha Corp.	98,900	2,308,734
		5,891,194
Specialty Retail - 0.4%
EDION Corp.	24,700	247,400
Fast Retailing Co. Ltd.	27,200	6,877,971
H&M Hennes & Mauritz AB (B Shares) (b)	565,149	9,033,646
Industria de Diseno Textil SA	116,402	4,803,333
JD Sports Fashion PLC	474,000	939,789
Kingfisher PLC	7,088,681	19,676,649
Premier Investments Ltd.	21,951	354,191
Super Retail Group Ltd.	62,280	571,594
WH Smith PLC	629,024	10,061,391
Zalando SE (a)(c)	383,917	9,135,155
ZOZO, Inc.	127,200	2,681,101
		64,382,220
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	72,113	15,082,029
Asics Corp.	22,200	792,108
Brunello Cucinelli SpA	24,613	2,036,135
Burberry Group PLC	297,264	5,492,237
Compagnie Financiere Richemont SA Series A	407,653	50,985,120
Dr. Martens Ltd.	454,193	517,203
Hermes International SCA	3,444	7,138,454
Kering SA	51,334	22,082,323
lululemon athletica, Inc. (c)	12,601	5,630,127
LVMH Moet Hennessy Louis Vuitton SE	63,271	48,395,289
Moncler SpA	134,307	7,438,308
NIKE, Inc. Class B	36,014	3,971,264
Pandora A/S	8,309	1,121,269
Samsonite International SA (a)(c)	974,400	2,844,126
Swatch Group AG (Bearer) (Reg.)	24,731	1,239,798
Titan Co. Ltd.	42,276	1,769,768
		176,535,558
TOTAL CONSUMER DISCRETIONARY		726,355,819
CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	630,586	39,684,625
Carlsberg A/S Series B	10,500	1,302,676
Coca-Cola HBC AG	25,000	693,085
Davide Campari Milano NV	81,700	891,083
Diageo PLC	1,940,047	67,904,267
Heineken Holding NV	128,796	9,995,864
Heineken NV (Bearer)	185,042	16,939,309
Kirin Holdings Co. Ltd.	893,200	12,626,757
Kweichow Moutai Co. Ltd. (A Shares) (c)	17,300	4,343,030
Pernod Ricard SA	158,295	27,318,816
Suntory Beverage & Food Ltd.	107,500	3,384,690
Varun Beverages Ltd.	96,791	1,282,684
		186,366,886
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	371,811	21,207,982
Bid Corp. Ltd.	101,116	2,216,734
Carrefour SA	655,800	12,433,813
Clicks Group Ltd.	57,276	896,728
Coles Group Ltd.	186,634	1,890,471
GrainCorp Ltd.	246,841	1,244,454
Kobe Bussan Co. Ltd.	23,300	613,538
Koninklijke Ahold Delhaize NV	66,419	1,920,210
MatsukiyoCocokara & Co.	78,300	1,348,570
Metro, Inc.	59,846	2,999,467
Ocado Group PLC (c)	378,865	2,869,789
Raia Drogasil SA	318,384	1,816,362
Seven & i Holdings Co. Ltd.	805,700	30,936,657
Sundrug Co. Ltd.	49,500	1,494,081
Tesco PLC	3,428,252	12,389,729
Tsuruha Holdings, Inc.	19,000	1,594,226
Wal-Mart de Mexico SA de CV Series V	1,144,700	4,487,585
Welcia Holdings Co. Ltd.	85,100	1,483,194
Woolworths Group Ltd.	48,123	1,109,725
		104,953,315
Food Products - 1.0%
Ajinomoto Co., Inc.	121,000	4,509,955
Barry Callebaut AG	2,439	4,058,037
Britannia Industries Ltd.	21,699	1,262,819
Danone SA	398,557	25,628,351
Ezaki Glico Co. Ltd.	133,800	3,681,170
Itoham Yonekyu Holdings, Inc.	29,800	793,943
JDE Peet's BV	43,929	1,177,248
Kewpie Corp. (b)	17,200	299,312
Lindt & Spruengli AG (participation certificate)	301	3,719,105
Megmilk Snow Brand Co. Ltd.	126,700	1,848,456
Nestle India Ltd.	3,453	1,003,651
Nestle SA (Reg. S)	795,194	90,484,080
Nissin Food Holdings Co. Ltd.	11,900	1,177,077
Tate & Lyle PLC	154,000	1,199,555
Toyo Suisan Kaisha Ltd.	243,300	12,914,953
WH Group Ltd. (a)	649,500	417,158
Wilmar International Ltd.	2,271,200	6,163,158
Yakult Honsha Co. Ltd.	18,800	418,834
Yamazaki Baking Co. Ltd.	9,600	209,470
		160,966,332
Household Products - 0.4%
Essity AB (B Shares)	626,739	15,662,657
Henkel AG & Co. KGaA	19,212	1,342,391
Lion Corp.	285,100	2,488,327
Niitaka Co. Ltd. (b)	20,400	275,055
Reckitt Benckiser Group PLC	781,129	53,325,293
		73,093,723
Personal Care Products - 0.9%
Beiersdorf AG	112,213	15,719,914
Haleon PLC	6,748,273	28,272,361
Hindustan Unilever Ltd.	99,212	3,028,784
Kao Corp.	190,800	7,310,120
Kose Corp.	21,700	1,531,704
L'Oreal SA	58,312	27,400,296
Proya Cosmetics Co. Ltd. (A Shares)	48,944	709,169
Rohto Pharmaceutical Co. Ltd.	503,400	10,491,744
Unilever PLC	1,155,302	55,115,727
		149,579,819
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	874,070	27,812,918
Japan Tobacco, Inc.	107,300	2,750,892
		30,563,810
TOTAL CONSUMER STAPLES		705,523,885
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Tenaris SA	146,811	2,516,909
Oil, Gas & Consumable Fuels - 3.0%
Aker BP ASA	678,763	19,453,362
Ampol Ltd.	11,844	267,881
BP PLC	10,666,020	64,845,914
BP PLC sponsored ADR	529,305	19,208,478
ENEOS Holdings, Inc.	1,032,500	4,069,830
Eni SpA	2,439,120	40,446,688
Eni SpA sponsored ADR	6,480	214,747
Equinor ASA	593,305	18,955,674
Equinor ASA sponsored ADR (b)	44,438	1,416,239
Galp Energia SGPS SA Class B	1,070,105	15,905,471
Gazprom OAO (c)(d)	3,670,010	397,149
Gazprom OAO sponsored ADR (Reg. S) (c)(d)	33,845	7,732
Idemitsu Kosan Co. Ltd.	14,600	399,417
INPEX Corp.	687,400	9,690,179
Japan Petroleum Exploration Co. Ltd.	18,600	713,841
LUKOIL PJSC (d)	35,755	11,445
OMV AG	123,777	5,274,729
Parkland Corp.	63,476	2,077,430
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,783,877
Reliance Industries Ltd.	442,656	12,621,188
Repsol SA	539,539	8,284,806
Rosneft Oil Co. OJSC (d)	420,640	72,750
San-Ai Obbli Co. Ltd.	55,400	604,221
Santos Ltd.	2,620,500	11,851,606
Shell PLC:
ADR	281,718	18,537,044
rights 12/1/23 (b)(c)(e)	1,475,258	488,313
(Amsterdam)	1,475,258	48,367,248
(London)	1,254,563	40,553,570
rights (e)	1,038,563	343,766
TotalEnergies SE	1,869,160	127,400,488
TotalEnergies SE sponsored ADR	52,369	3,563,710
Whitehaven Coal Ltd.	526,339	2,483,138
Woodside Energy Group Ltd.	1,204,725	24,476,842
		504,788,773
TOTAL ENERGY		507,305,682
FINANCIALS - 8.0%
Banks - 3.9%
Agricultural Bank of China Ltd. (H Shares)	4,713,000	1,743,701
AIB Group PLC	7,484,834	34,658,367
ANZ Group Holdings Ltd.	656,864	10,566,492
Banco Bilbao Vizcaya Argentaria SA	457,630	4,260,198
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	483,767
Banco Comercial Portugues SA (Reg.) (c)	726,365	243,678
Banco Santander SA (Spain)	1,914,731	7,937,005
Banco Santander SA (Spain) sponsored ADR	146,996	604,154
Bank Hapoalim BM (Reg.)	96,454	814,653
Bank Leumi le-Israel BM	117,693	881,731
Bank of China Ltd. (H Shares)	9,426,000	3,453,585
Bank of Ireland Group PLC	1,973,978	18,457,119
Bankinter SA	97,000	680,387
Barclays PLC	16,796,166	30,031,307
Barclays PLC sponsored ADR	252,713	1,824,588
BAWAG Group AG (a)	71,756	3,733,486
BNP Paribas SA	700,861	44,061,059
BOC Hong Kong (Holdings) Ltd.	431,500	1,154,526
CaixaBank SA	4,299,402	19,365,291
Chiba Bank Ltd.	1,105,500	8,250,612
China Construction Bank Corp. (H Shares)	2,878,000	1,664,041
China Merchants Bank Co. Ltd.:
(A Shares)	509,600	2,055,895
(H Shares)	293,000	1,022,575
Commerzbank AG	130,869	1,601,860
Credicorp Ltd. (United States)	8,511	1,068,386
DBS Group Holdings Ltd.	1,202,100	28,522,579
DNB Bank ASA	1,110,671	21,156,225
Erste Group Bank AG	121,050	4,889,722
Erste Group Bank AG	3,409	137,069
FinecoBank SpA	197,736	2,661,389
First International Bank of Israel	2,775	111,052
HDFC Bank Ltd.	1,077,310	20,199,360
Hokuhoku Financial Group, Inc.	50,400	533,031
HSBC Holdings PLC (United Kingdom)	1,121,640	8,567,541
Huaxia Bank Co. Ltd. (A Shares)	794,700	645,894
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,191,377
ING Groep NV (Certificaten Van Aandelen)	3,363,009	47,246,868
Intesa Sanpaolo SpA	6,222,403	17,936,682
Israel Discount Bank Ltd. (Class A)	94,276	454,102
Jyske Bank A/S (Reg.)	60,667	4,198,807
KBC Group NV	204,467	11,706,779
Kyoto Financial Group, Inc.	24,400	1,456,331
Lloyds Banking Group PLC	31,615,562	17,429,268
Mebuki Financial Group, Inc.	1,233,600	3,702,631
Mediobanca SpA (b)	39,868	467,595
Mitsubishi UFJ Financial Group, Inc.	2,880,100	24,540,378
Mizrahi Tefahot Bank Ltd.	11,097	395,604
Mizuho Financial Group, Inc.	169,000	2,867,876
National Bank of Canada	137,185	9,090,737
NatWest Group PLC	12,774,824	33,529,232
Nordea Bank Abp	898,634	10,031,876
Nordea Bank Abp	205	2,302
Nordea Bank Abp (Helsinki Stock Exchange)	176,570	1,987,841
North Pacific Bank Ltd.	462,900	1,139,609
PT Bank Central Asia Tbk	13,456,600	7,786,782
Resona Holdings, Inc.	3,134,500	16,247,560
Sberbank of Russia (d)	1,813,540	11,531
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	2,861,384	2,297,527
Skandinaviska Enskilda Banken AB (A Shares)	635,000	7,677,625
Societe Generale Series A	442,042	11,124,680
Standard Chartered PLC (United Kingdom)	1,163,270	9,592,701
Sumitomo Mitsui Financial Group, Inc.	652,600	32,106,257
Sumitomo Mitsui Trust Holdings, Inc.	142,700	5,350,528
Svenska Handelsbanken AB (A Shares)	714,085	6,747,571
Swedbank AB (A Shares)	66,793	1,223,130
Sydbank A/S	80,442	3,533,098
The Hachijuni Bank Ltd.	309,000	1,669,634
The Toronto-Dominion Bank	75,338	4,593,733
Turkiye Is Bankasi A/S Series C	1,560,030	1,158,329
UniCredit SpA	1,547,848	42,217,273
United Overseas Bank Ltd.	909,200	18,500,728
Westpac Banking Corp.	459,000	6,481,184
		657,738,091
Capital Markets - 1.4%
3i Group PLC	294,288	8,292,413
Allfunds Group PLC	141,593	892,378
Amundi SA (a)	104,900	6,451,376
Azimut Holding SpA	37,992	923,028
B3 SA - Brasil Bolsa Balcao	1,031,000	2,785,892
Bridgepoint Group PLC (a)	957,616	2,802,328
Brookfield Corp. (Canada) Class A (b)	153,441	5,411,906
Daiwa Securities Group, Inc.	389,600	2,510,615
Deutsche Borse AG	152,365	28,965,872
Euronext NV (a)	291,680	24,193,018
Hong Kong Exchanges and Clearing Ltd.	235,500	8,337,298
Intermediate Capital Group PLC	122,397	2,416,694
Japan Exchange Group, Inc.	212,100	4,318,966
Julius Baer Group Ltd.	482,043	24,390,439
London Stock Exchange Group PLC	272,039	30,667,884
Macquarie Group Ltd.	220,511	24,631,032
Nomura Holdings, Inc.	570,400	2,335,896
Nomura Holdings, Inc. sponsored ADR (b)	32,822	134,898
Partners Group Holding AG	4,040	5,317,004
SBI Holdings, Inc. Japan	534,300	11,557,400
UBS Group AG	1,371,969	38,588,097
XP, Inc. Class A	114,394	2,664,236
		238,588,670
Financial Services - 0.4%
Adyen BV (a)(c)	3,682	4,305,199
Challenger Ltd.	465,869	1,828,468
Edenred SA	22,113	1,203,500
Element Fleet Management Corp. (b)	576,897	9,293,613
EXOR NV	40,100	3,897,842
Groupe Bruxelles Lambert SA	73,300	5,800,519
Helia Group Ltd.	167,596	457,352
Investor AB (B Shares)	169,353	3,511,561
Mitsubishi UFJ Lease & Finance Co. Ltd.	481,500	3,132,056
ORIX Corp.	987,200	17,968,159
Paragon Banking Group PLC	170,220	1,037,080
Visa, Inc. Class A	42,358	10,872,451
Wise PLC (c)	179,502	1,769,389
		65,077,189
Insurance - 2.3%
Admiral Group PLC	96,883	3,303,592
AIA Group Ltd.	3,578,000	30,760,539
Allianz SE	171,925	43,229,130
Aon PLC	42,517	13,966,409
Assicurazioni Generali SpA	264,870	5,479,350
Aviva PLC	1,065,675	5,626,734
AXA SA	1,362,067	42,469,770
Beazley PLC	1,887,411	12,771,604
Dai-ichi Mutual Life Insurance Co.	361,900	7,520,666
Definity Financial Corp.	85,692	2,334,672
Gjensidige Forsikring ASA	60,952	1,025,824
Hannover Reuck SE	19,418	4,628,892
Hiscox Ltd.	779,813	10,002,265
Intact Financial Corp.	34,754	5,386,172
Japan Post Holdings Co. Ltd.	1,085,500	9,551,024
Japan Post Insurance Co. Ltd.	40,900	762,771
Legal & General Group PLC	7,476,990	21,729,632
Mandatum Holding OY	191,132	817,833
MAPFRE SA (Reg.) (b)	1,272,068	2,799,754
MS&AD Insurance Group Holdings, Inc.	179,400	6,695,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,124	23,023,581
NN Group NV	56,018	2,137,872
Ping An Insurance Group Co. of China Ltd. (H Shares)	313,500	1,437,915
Poste Italiane SpA (a)	36,071	387,764
Prudential PLC	2,471,116	27,027,584
QBE Insurance Group Ltd.	8,727	88,629
Sampo Oyj (A Shares)	217,442	9,502,928
Sompo Holdings, Inc.	98,000	4,466,383
Steadfast Group Ltd.	688,561	2,566,012
Storebrand ASA (A Shares)	672,514	5,799,062
Sun Life Financial, Inc.	156,571	7,906,146
Swiss Life Holding AG	486	311,124
Swiss Re Ltd.	47,351	5,582,952
T&D Holdings, Inc.	309,400	4,562,951
Talanx AG	55,774	4,043,286
Tokio Marine Holdings, Inc.	795,900	19,708,187
UNIQA Insurance Group AG	110,504	909,344
Willis Towers Watson PLC	52,192	12,854,890
Zurich Insurance Group Ltd.	64,523	32,327,075
		395,505,450
TOTAL FINANCIALS		1,356,909,400
HEALTH CARE - 5.0%
Biotechnology - 0.1%
Argenx SE (c)	11,175	4,984,519
Ascendis Pharma A/S sponsored ADR (c)	20,230	2,031,699
CSL Ltd.	49,822	8,644,459
Genmab A/S (c)	30,374	9,553,091
		25,213,768
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	102,334	7,703,388
ASAHI INTECC Co. Ltd.	49,700	960,914
ConvaTec Group PLC (a)	3,720,786	10,559,545
DiaSorin SpA	13,987	1,323,648
Elekta AB (B Shares)	470,260	3,662,189
EssilorLuxottica SA	107,267	20,447,034
Hoya Corp.	73,600	8,272,926
Koninklijke Philips Electronics NV	1,380,490	28,329,370
Olympus Corp.	1,076,900	15,732,938
Siemens Healthineers AG (a)	193,619	11,157,332
Smith & Nephew PLC	1,008,711	13,076,651
Straumann Holding AG	18,095	2,488,556
Terumo Corp.	185,300	5,896,704
		129,611,195
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	20,677	1,371,048
Fresenius SE & Co. KGaA	457,855	14,497,734
Galenica AG (a)	20,585	1,707,777
Max Healthcare Institute Ltd.	150,024	1,143,941
Medipal Holdings Corp.	14,500	228,855
Sonic Healthcare Ltd.	340,500	6,562,823
Suzuken Co. Ltd.	104,600	3,557,924
		29,070,102
Health Care Technology - 0.0%
Pro Medicus Ltd.	32,677	1,908,889
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	94,340	12,056,652
Bruker Corp.	125,194	8,148,877
Evotec OAI AG (c)	110,377	2,234,103
ICON PLC (c)	22,592	6,030,708
QIAGEN NV (Germany) (c)	294,603	12,073,428
Siegfried Holding AG	1,676	1,509,108
Stevanato Group SpA (b)	68,887	1,817,928
Tecan Group AG	10,835	3,946,974
		47,817,778
Pharmaceuticals - 3.6%
Astellas Pharma, Inc.	1,775,900	21,644,431
AstraZeneca PLC:
(United Kingdom)	371,634	47,831,675
sponsored ADR	214,871	13,878,518
Bayer AG	812,540	27,812,490
Chugai Pharmaceutical Co. Ltd.	219,200	7,741,443
Daiichi Sankyo Kabushiki Kaisha	421,500	11,421,448
Eisai Co. Ltd.	57,900	2,996,147
GSK PLC	2,219,624	39,881,008
GSK PLC sponsored ADR	482,589	17,368,378
Kyowa Hakko Kirin Co., Ltd.	433,200	7,120,656
Merck KGaA	74,318	13,017,819
Novartis AG	743,567	72,578,297
Novo Nordisk A/S:
Series B	1,016,275	103,827,386
Series B sponsored ADR	23,374	2,380,408
Ono Pharmaceutical Co. Ltd.	19,800	364,796
Otsuka Holdings Co. Ltd.	210,800	8,088,771
Roche Holding AG (participation certificate)	474,205	127,571,173
Sandoz Group AG	9,903	282,830
Sanofi SA	669,795	62,468,391
Santen Pharmaceutical Co. Ltd.	405,300	3,824,462
Takeda Pharmaceutical Co. Ltd.	722,600	20,484,218
UCB SA	46,236	3,414,244
		615,998,989
TOTAL HEALTH CARE		849,620,721
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.8%
Airbus Group NV	97,023	14,418,861
BAE Systems PLC	659,708	8,752,559
Dassault Aviation SA	7,100	1,409,651
Leonardo SpA	100,033	1,535,200
Melrose Industries PLC	1,071,636	7,016,071
MTU Aero Engines AG	65,994	13,486,922
Rheinmetall AG	12,167	3,655,283
Rolls-Royce Holdings PLC (c)	14,037,073	47,901,119
Safran SA	120,105	21,117,723
Thales SA	91,095	13,579,539
		132,872,928
Air Freight & Logistics - 0.2%
DHL Group	423,780	19,913,025
DSV A/S	35,043	5,272,836
Konoike Transport Co. Ltd.	3,800	50,467
		25,236,328
Building Products - 0.3%
AGC, Inc.	73,300	2,654,937
ASSA ABLOY AB (B Shares)	355,404	9,105,587
Belimo Holding AG (Reg.)	3,106	1,512,388
Compagnie de St.-Gobain	105,000	6,845,575
Daikin Industries Ltd.	103,600	15,469,502
Kingspan Group PLC (Ireland)	97,190	7,701,608
Noritz Corp.	19,900	201,067
Sekisui Jushi Corp.	49,300	833,305
		44,323,969
Commercial Services & Supplies - 0.1%
Boyd Group Services, Inc.	5,906	1,126,142
Brambles Ltd.	1,560	13,750
Japan Elevator Service Holdings Co. Ltd.	61,200	970,053
RB Global, Inc. (b)	86,150	5,486,032
Rentokil Initial PLC	993,186	5,393,478
Secom Co. Ltd.	40,100	2,784,497
Toppan Holdings, Inc.	206,100	4,815,395
		20,589,347
Construction & Engineering - 0.3%
Ferrovial SE	32,330	1,117,673
INFRONEER Holdings, Inc.	36,400	383,371
Kajima Corp.	285,800	4,504,058
Kinden Corp.	38,800	580,849
Okumura Corp.	21,100	642,564
Sanki Engineering Co. Ltd.	48,300	570,113
Sweco AB (B Shares)	73,140	875,265
Taisei Corp.	118,400	4,017,742
VINCI SA	198,990	24,345,068
Voltas Ltd.	105,624	1,048,792
WorleyParsons Ltd.	542,055	6,074,442
		44,159,937
Electrical Equipment - 1.1%
ABB Ltd. (Reg.)	552,186	21,959,642
Eurogroup Laminations SpA (b)	99,836	385,784
Fuji Electric Co. Ltd.	33,400	1,396,961
Havells India Ltd.	97,895	1,529,364
Hirakawa Hewtech Corp.	39,500	363,402
Legrand SA	510,556	49,138,549
Mitsubishi Electric Corp.	2,837,300	38,446,889
Prysmian SpA	334,473	12,862,730
Schneider Electric SA	349,431	64,313,725
Weg SA	188,700	1,310,765
		191,707,811
Ground Transportation - 0.2%
ALD SA (a)	143,635	987,329
Aurizon Holdings Ltd.	203,070	473,650
Canadian National Railway Co.	46,974	5,450,846
Canadian Pacific Kansas City Ltd.	190,324	13,701,869
Canadian Pacific Kansas City Ltd.	98,005	7,056,360
Central Japan Railway Co.	145,500	3,490,569
East Japan Railway Co.	11,600	626,551
Mobico Group PLC	64,183	54,167
Rumo SA	281,700	1,310,619
TFI International, Inc. (Canada)	22,600	2,674,127
		35,826,087
Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	2,366,900	11,874,800
DCC PLC (United Kingdom)	264,865	17,862,516
Hitachi Ltd.	635,480	44,084,121
Jardine Matheson Holdings Ltd.	5,400	208,494
Jardine Matheson Holdings Ltd. ADR	999	38,761
Lifco AB	96,397	2,089,662
Siemens AG	320,553	53,847,315
		130,005,669
Machinery - 1.5%
Airtac International Group	43,158	1,491,478
Alstom SA (b)	1,508,754	18,695,094
Amada Co. Ltd.	51,000	509,966
Atlas Copco AB (A Shares)	375,283	5,792,983
AutoStore Holdings Ltd. (a)(b)(c)	634,784	1,052,796
CNH Industrial NV	820,000	8,693,632
Daimler Truck Holding AG	142,894	4,639,762
Ebara Corp.	1,600	90,339
Epiroc AB (A Shares)	406,941	7,577,915
FANUC Corp.	1,118,100	31,045,014
Furukawa Co. Ltd.	2,900	36,617
GEA Group AG	413,288	15,169,414
Harmonic Drive Systems, Inc.	30,900	932,669
Husqvarna AB (B Shares) (b)	266,700	2,034,292
IMI PLC	818,603	16,152,751
Indutrade AB	143,059	3,132,510
Kawasaki Heavy Industries Ltd.	55,000	1,247,572
KION Group AG	85,391	3,104,467
Kitz Corp.	12,600	97,139
Knorr-Bremse AG	94,527	5,916,327
Makita Corp.	75,600	2,000,907
Metso Corp.	105,728	1,039,217
Mitsubishi Heavy Industries Ltd.	22,600	1,260,332
NGK Insulators Ltd.	80,500	979,509
NTN Corp.	88,600	165,475
OSG Corp.	8,700	108,031
Rotork PLC	960,799	3,738,345
Sandvik AB	410,231	8,107,218
Schindler Holding AG (participation certificate)	32,620	7,291,727
SMC Corp.	54,600	27,502,245
Spirax-Sarco Engineering PLC	82,200	9,596,963
Sumitomo Heavy Industries Ltd.	8,200	195,183
Techtronic Industries Co. Ltd.	1,254,500	12,735,633
The Weir Group PLC	289,293	6,840,532
THK Co. Ltd.	118,900	2,368,617
Toyota Industries Corp.	292,700	25,102,391
Valmet Corp.	33,808	900,496
VAT Group AG (a)	9,803	4,550,553
Volvo AB (B Shares)	224,478	5,198,476
Yangzijiang Shipbuilding Holdings Ltd.	1,936,400	2,098,961
		249,193,548
Marine Transportation - 0.1%
A.P. Moller - Maersk A/S:
Series A	3,326	5,152,674
Series B	1,493	2,357,457
Kawasaki Kisen Kaisha Ltd.	98,700	3,454,433
Mitsui OSK Lines Ltd.	200,000	5,478,214
Stolt-Nielsen SA	11,356	328,507
		16,771,285
Passenger Airlines - 0.2%
Air France KLM (Reg.) (b)(c)	229,782	2,909,369
Deutsche Lufthansa AG (c)	50,137	435,502
InterGlobe Aviation Ltd. (a)(c)	49,155	1,594,827
Ryanair Holdings PLC sponsored ADR (c)	298,676	35,309,477
		40,249,175
Professional Services - 0.7%
BayCurrent Consulting, Inc.	37,000	1,241,818
Benefit One, Inc. (b)	14,700	150,212
Bureau Veritas SA	154,143	3,726,497
Experian PLC	491,936	18,085,370
Intertek Group PLC	172,572	8,681,861
Persol Holdings Co. Ltd.	1,641,000	2,820,227
Recruit Holdings Co. Ltd.	293,146	10,833,042
RELX PLC:
(Euronext N.V.)	318,579	12,234,160
(London Stock Exchange)	469,325	18,060,953
SGS SA (Reg.)	104,600	8,874,934
SMS Co., Ltd.	29,700	562,910
TechnoPro Holdings, Inc.	268,000	6,232,934
Teleperformance	25,013	3,499,986
Wolters Kluwer NV	190,740	26,222,468
Wolters Kluwer NV ADR (b)	1,564	214,847
		121,442,219
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (c)	220,200	15,022,044
Ashtead Group PLC	343,865	20,676,772
Beijer Ref AB (B Shares)	167,366	1,849,903
Brenntag SE	42,279	3,648,520
Bunzl PLC	339,488	12,866,170
Diploma PLC	61,680	2,608,575
Hanwa Co. Ltd.	6,300	193,768
IMCD NV	29,957	4,615,690
Itochu Corp.	165,300	6,397,487
Kanamoto Co. Ltd.	28,600	497,693
Marubeni Corp.	175,400	2,729,312
Mitsubishi Corp.	501,600	23,297,030
Mitsui & Co. Ltd.	330,500	12,019,803
MonotaRO Co. Ltd.	170,800	1,716,728
Ochi Holdings Co. Ltd.	72,300	694,911
Rexel SA	190,400	4,586,451
Seven Group Holdings Ltd.	14,596	309,968
Sojitz Corp.	157,800	3,504,893
Sumiseki Holdings, Inc. (b)	231,800	1,206,999
Sumitomo Corp.	407,100	8,512,141
Toromont Industries Ltd.	39,824	3,213,625
Toyota Tsusho Corp.	18,400	1,016,431
Wakita & Co. Ltd.	13,300	133,215
Yamazen Co. Ltd.	244,600	1,979,765
Yuasa Trading Co. Ltd.	31,500	941,218
		134,239,112
Transportation Infrastructure - 0.1%
Aena SME SA (a)	115,267	19,817,691
Beijing Capital International Airport Co. Ltd. (H Shares) (c)	5,998,000	2,173,049
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,738	1,115,609
Hubei Chutian Smart Communication Co. Ltd. (A Shares)	92,000	51,052
The Sumitomo Warehouse Co. Ltd.	3,800	62,513
		23,219,914
TOTAL INDUSTRIALS		1,209,837,329
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.0%
Ericsson (B Shares)	1,124,285	5,559,501
Nokia Corp.	1,138,153	3,991,911
Vtech Holdings Ltd.	56,700	334,264
		9,885,676
Electronic Equipment, Instruments & Components - 0.8%
Hagiwara Electric Holdings Co. Ltd.	95,900	3,195,373
Halma PLC	184,671	4,968,169
Hamamatsu Photonics K.K.	94,400	3,728,628
Hexagon AB (B Shares)	341,919	3,424,621
Hirose Electric Co. Ltd.	91,690	10,235,192
Ibiden Co. Ltd.	51,100	2,437,125
Keyence Corp.	32,100	13,716,006
Kyocera Corp.	470,800	26,007,365
Largan Precision Co. Ltd.	25,000	1,903,109
Murata Manufacturing Co. Ltd.	1,582,900	30,759,278
OMRON Corp.	53,700	2,245,287
Sanshin Electronic Co. Ltd.	8,100	125,439
SES-imagotag SA (b)(c)	7,572	850,587
Shimadzu Corp.	558,700	14,451,737
Spectris PLC	39,714	1,690,116
TDK Corp.	45,500	2,108,357
Unimicron Technology Corp.	166,000	935,852
Yokogawa Electric Corp.	299,200	5,652,632
		128,434,873
IT Services - 0.7%
Capgemini SA	169,494	34,684,913
Fujitsu Ltd.	247,040	35,174,973
Globant SA (c)	9,300	2,053,440
Infosys Ltd.	160,555	2,806,714
Locaweb Servicos de Internet SA (a)	452,188	559,487
Mitsubishi Research Institute, Inc.	4,400	142,601
NEC Corp.	31,000	1,722,919
Nomura Research Institute Ltd.	605,900	16,968,142
NTT Data Corp.	690,000	8,363,213
OBIC Co. Ltd.	1,100	168,383
Otsuka Corp.	4,300	175,034
SCSK Corp.	66,900	1,229,162
SHIFT, Inc. (c)	6,600	1,533,144
Shopify, Inc. Class A (c)	42,810	3,117,424
Simplex Holdings, Inc.	55,500	980,777
Softcat PLC	62,003	991,753
TIS, Inc.	69,000	1,455,302
Wix.com Ltd. (c)	22,256	2,258,984
		114,386,365
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.	97,604	3,032,773
Alchip Technologies Ltd.	15,000	1,485,858
Analog Devices, Inc.	75,861	13,911,390
ASML Holding NV:
(depository receipt)	19,109	13,065,970
(Netherlands)	156,326	106,540,336
ASMPT Ltd.	95,900	980,325
BE Semiconductor Industries NV	26,767	3,742,504
Broadcom, Inc.	13,719	12,700,090
Disco Corp.	92,200	19,956,145
Global Unichip Corp.	32,000	1,681,743
GlobalWafers Co. Ltd.	74,000	1,376,481
Infineon Technologies AG	614,251	23,700,604
Kokusai Electric Corp.	88,100	1,969,860
Lasertec Corp.	17,900	3,989,046
MediaTek, Inc.	172,000	5,177,093
NXP Semiconductors NV	112,803	23,020,836
Renesas Electronics Corp. (c)	525,100	9,151,947
ROHM Co. Ltd.	230,000	4,383,279
Screen Holdings Co. Ltd.	18,100	1,314,832
Siltronic AG	9,983	947,015
SK Hynix, Inc.	176,700	18,202,200
Socionext, Inc.	5,500	491,535
STMicroelectronics NV:
(depository receipt)	9,775	463,726
(France)	16,664	791,029
(Italy)	13,902	659,674
Sumco Corp.	780,600	11,670,038
Taiwan Semiconductor Manufacturing Co. Ltd.	1,069,000	19,457,114
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	431,681	42,006,878
Tokyo Electron Ltd.	227,817	36,599,174
		382,469,495
Software - 1.4%
ANSYS, Inc. (c)	19,596	5,748,683
Cadence Design Systems, Inc. (c)	139,174	38,032,079
Check Point Software Technologies Ltd. (c)	115,657	16,885,922
Constellation Software, Inc.	6,579	15,453,220
Constellation Software, Inc. warrants 8/22/28 (c)(d)	6,340	0
Dassault Systemes SA	348,193	16,330,451
Fortnox AB (b)	185,255	983,427
Kinaxis, Inc. (c)	10,565	1,175,662
Lightspeed Commerce, Inc. (c)	76,698	1,232,537
Monday.com Ltd. (c)	1,426	256,452
Nemetschek SE	16,400	1,428,826
Newland Digital Technology Co. Ltd. (A Shares)	348,300	862,910
NICE Ltd. (c)	4,781	918,331
NICE Ltd. sponsored ADR (c)	27,109	5,143,933
Oracle Corp. Japan	12,800	987,239
Rakus Co. Ltd.	64,600	1,161,197
Sage Group PLC	108,000	1,541,376
Sansan, Inc. (c)	98,200	1,023,993
SAP SE	672,518	106,977,854
SAP SE sponsored ADR (b)	100,865	16,049,639
Technology One Ltd.	45,161	467,893
Temenos Group AG	8,144	688,385
Trend Micro, Inc.	18,400	932,535
Xero Ltd. (c)	14,668	998,748
		235,281,292
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	144,200	2,427,649
Canon, Inc. (b)	460,300	11,819,520
FUJIFILM Holdings Corp.	203,500	11,886,618
Lenovo Group Ltd.	312,000	385,442
Logitech International SA (Reg.)	53,878	4,690,715
Ricoh Co. Ltd.	286,500	2,332,426
Samsung Electronics Co. Ltd.	2,195,970	122,988,511
Seiko Epson Corp.	215,000	3,187,441
TPV Technology Co. Ltd. (A Shares) (c)	678,100	252,758
		159,971,080
TOTAL INFORMATION TECHNOLOGY		1,030,428,781
MATERIALS - 3.3%
Chemicals - 1.6%
Air Liquide SA	126,038	23,894,308
Air Water, Inc.	26,400	345,714
Akzo Nobel NV	515,381	39,527,512
Arkema SA	17,427	1,769,076
Asahi Kasei Corp.	502,000	3,485,383
Asian Paints Ltd.	63,469	2,374,788
BASF AG	222,506	10,350,404
Covestro AG (a)(c)	102,117	5,357,640
Croda International PLC	275,957	15,621,445
Denka Co. Ltd.	163,460	2,916,172
DSM-Firmenich AG	11,360	1,074,179
Givaudan SA	2,296	8,578,865
Icl Group Ltd.	34,536	173,478
Icl Group Ltd. (b)	19,996	100,580
Johnson Matthey PLC	185,068	3,621,406
K+S AG	137,100	2,029,574
Kansai Paint Co. Ltd.	207,000	3,144,233
Kuraray Co. Ltd.	62,200	631,188
Lanxess AG	352,980	8,568,078
Linde PLC	43,647	18,059,819
Linde PLC	78,176	32,267,863
Methanex Corp.	29,840	1,273,689
Nippon Sanso Holdings Corp.	30,400	796,190
Nitto Denko Corp.	200,400	14,212,910
NOF Corp.	12,300	567,877
Novozymes A/S Series B	217,136	11,258,422
PhosAgro PJSC (d)	3,751	239
Shin-Etsu Chemical Co. Ltd.	314,800	11,096,594
Shin-Etsu Chemical Co. Ltd. ADR (b)	3,801	66,898
Sika AG	86,007	23,372,343
Symrise AG	146,283	16,465,832
Tosoh Corp.	172,600	2,289,924
Umicore SA	150,098	4,011,137
Yara International ASA	67,552	2,286,914
		271,590,674
Construction Materials - 0.2%
CRH PLC	67,831	4,256,395
CRH PLC	257,739	16,223,576
HeidelbergCement AG	164,800	13,417,983
Holcim AG	26,600	1,953,157
		35,851,111
Containers & Packaging - 0.2%
Amcor PLC CDI	185,080	1,747,547
CCL Industries, Inc. Class B	161,311	6,648,826
Orora Ltd.	341,490	573,124
Sig Group AG	114,468	2,671,835
Smurfit Kappa Group PLC	365,308	13,837,794
Toyo Seikan Group Holdings Ltd.	56,800	879,048
		26,358,174
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada) (b)	148,770	7,986,952
Anglo American PLC (United Kingdom)	404,264	10,940,573
Antofagasta PLC	306,927	5,457,656
ArcelorMittal SA	38,277	962,659
ArcelorMittal SA:
rights 11/28/23 (c)(e)	38,277	8,574
(Netherlands)	616,131	15,485,507
rights (b)(c)(e)	553,695	124,023
sponsored GDR (depository receipt) Class A (b)	49,690	1,251,691
Baoshan Iron & Steel Co. Ltd. (A Shares)	274,500	239,256
Barrick Gold Corp. (Canada)	58,310	1,024,437
BHP Group Ltd.	460,538	14,089,112
BHP Group Ltd.:
(London)	229,282	6,958,548
sponsored ADR	52,100	3,176,016
Franco-Nevada Corp.	212,324	23,780,538
Glencore PLC	7,140,984	39,948,039
HBIS Resources Co. Ltd. (A Shares)	26,300	60,883
IGO Ltd.	589,418	3,341,549
JFE Holdings, Inc.	420,600	6,184,460
Mitsubishi Materials Corp.	4,600	75,519
Nippon Steel & Sumitomo Metal Corp.	511,300	11,922,057
Pilbara Minerals Ltd. (b)	1,934,636	4,653,051
Rio Tinto Ltd.	7,350	607,258
Rio Tinto PLC	474,568	32,435,615
Rio Tinto PLC sponsored ADR	36,745	2,538,712
South32 Ltd.	1,553,267	3,122,002
Sumitomo Metal Mining Co. Ltd.	14,600	422,657
Tokyo Steel Manufacturing Co. Ltd.	120,500	1,458,094
Voestalpine AG	3,798	106,743
Wheaton Precious Metals Corp.	182,575	8,927,264
		207,289,445
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	408,554	5,296,508
Svenska Cellulosa AB SCA (B Shares)	358,298	5,316,191
		10,612,699
TOTAL MATERIALS		551,702,103
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	85,144	1,164,117
Goodman Group unit	339,491	5,103,250
Great Portland Estates PLC	465,980	2,249,569
Klepierre SA	98,914	2,487,128
National Storage REIT unit	800,000	1,141,776
Scentre Group unit	2,965,847	5,193,161
Segro PLC	489,000	5,014,020
Stockland Corp. Ltd. unit	490,844	1,339,463
Unibail-Rodamco-Westfield NV (c)	13,700	870,589
Warehouses de Pauw	79,194	2,222,305
		26,785,378
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd.	1,230,300	5,835,471
Daito Trust Construction Co. Ltd.	33,477	3,680,528
LEG Immobilien AG (c)	193,834	14,798,720
Mitsubishi Estate Co. Ltd.	80,000	1,081,478
Mitsui Fudosan Co. Ltd.	371,100	8,690,538
Sino Land Ltd.	680,000	685,110
TAG Immobilien AG (c)	187,924	2,569,214
Vonovia SE	238,988	6,647,047
		43,988,106
TOTAL REAL ESTATE		70,773,484
UTILITIES - 1.2%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	66,200	815,779
CLP Holdings Ltd.	542,500	4,219,128
Enel SpA	4,505,781	31,841,631
Energias de Portugal SA	497,177	2,374,144
Iberdrola SA	1,773,172	21,914,614
Kansai Electric Power Co., Inc.	462,500	6,148,573
SSE PLC	163,890	3,791,496
Tokyo Electric Power Co., Inc. (c)	454,400	1,933,637
		73,039,002
Gas Utilities - 0.1%
APA Group unit	517,648	2,917,566
Beijing Enterprises Holdings Ltd.	493,500	1,636,303
China Resource Gas Group Ltd.	913,200	2,864,235
Osaka Gas Co. Ltd.	130,400	2,533,064
Tokyo Gas Co. Ltd.	324,900	7,509,998
		17,461,166
Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	427,800	6,629,371
RWE AG	524,028	22,456,824
		29,086,195
Multi-Utilities - 0.5%
E.ON SE	1,476,701	19,184,188
Engie SA	2,303,162	39,967,006
National Grid PLC	883,167	11,454,039
Veolia Environnement SA	563,476	17,763,852
		88,369,085
TOTAL UTILITIES		207,955,448
TOTAL COMMON STOCKS (Cost $5,777,132,182)		7,461,916,566

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	9,574,885
Dr. Ing. h.c. F. Porsche AG Series F (a)	58,957	5,394,525
Volkswagen AG	106,115	12,317,235
		27,286,645
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	126,864	9,980,445
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,855,000	13,533,599
(PN) sponsored ADR (non-vtg.)	671,295	9,767,342
sponsored ADR	577,911	8,824,701
		32,125,642
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN) sponsored ADR	2,319,729	7,724,698
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,936
TOTAL FINANCIALS		7,729,634
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,862,269)		77,122,366

Equity Funds - 48.3%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	377,543
Europe Stock Funds - 0.1%
WisdomTree Europe Hedged Equity ETF (b)	419,228	17,368,616
Foreign Large Blend Funds - 13.6%
Artisan International Value Fund Investor Class	18,661,936	821,871,673
Fidelity SAI International Index Fund (f)	22,057,744	290,721,068
Fidelity SAI International Low Volatility Index Fund (f)	83,117,668	891,852,583
Harbor International Fund Institutional Class	9,619	415,264
JPMorgan International Research Enhanced Equity ETF	1,309,128	74,869,030
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	16,903,195	228,362,160
TOTAL FOREIGN LARGE BLEND FUNDS		2,308,091,778
Foreign Large Growth Funds - 15.8%
American Funds EuroPacific Growth Fund Class F2	151,393	8,144,963
Fidelity Advisor International Discovery Fund Class Z (f)	18,169,411	777,832,499
Fidelity Diversified International Fund (f)	11,604,088	474,491,140
Fidelity Overseas Fund (f)	10,911,192	627,830,013
Fidelity SAI International Momentum Index Fund (f)	9,951,385	127,278,211
Fidelity SAI International Quality Index Fund (f)	236,975	2,829,481
Invesco Oppenheimer International Growth Fund Class A (c)	665,519	24,850,470
JOHCM International Select Fund Investor Shares	14,205,916	317,786,350
WCM Focused International Growth Fund Investor Class	14,267,111	306,885,563
TOTAL FOREIGN LARGE GROWTH FUNDS		2,667,928,690
Foreign Large Value Funds - 9.7%
Fidelity SAI International Value Index Fund (f)	48,077,485	456,255,336
iShares MSCI EAFE Value ETF (b)	8,200,898	414,227,358
Oakmark International Fund Investor Class	20,366,460	523,621,695
Pear Tree Polaris Foreign Value Fund Institutional Shares	10,832,820	240,163,611
TOTAL FOREIGN LARGE VALUE FUNDS		1,634,268,000
Foreign Small Mid Blend Funds - 1.1%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,083,658	32,585,582
Fidelity SAI International Small Cap Index Fund (f)	11,440,506	90,608,810
Victory Trivalent International Small-Cap Fund Class I	4,365,042	60,935,990
TOTAL FOREIGN SMALL MID BLEND FUNDS		184,130,382
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (f)	2,457,449	46,838,982
Oberweis International Opportunities Institutional Fund (c)	1,390,140	11,343,545
T. Rowe Price International Discovery Fund	593,490	35,864,629
Wasatch International Growth Fund Investor Class (c)	110	2,519
TOTAL FOREIGN SMALL MID GROWTH FUNDS		94,049,675
Foreign Small Mid Value Funds - 0.6%
Brandes International Small Cap Equity Fund Class A	1,577,611	23,332,873
Oakmark International Small Cap Fund Investor Class	933,303	17,322,106
Transamerica International Small Cap Value Fund Class I	4,189,103	57,348,816
TOTAL FOREIGN SMALL MID VALUE FUNDS		98,003,795
Other - 6.9%
Fidelity Advisor Japan Fund Class Z (f)	14,935,093	237,617,330
Fidelity Japan Smaller Companies Fund (f)	5,534,439	81,577,624
Fidelity SAI Japan Stock Index Fund (f)	59,124,307	554,586,001
iShares MSCI Australia ETF (b)	10,001,860	224,541,757
Matthews Japan Fund Investor Class	237	3,996
WisdomTree Japan Hedged Equity ETF (b)	465,136	42,383,192
WisdomTree Japan SmallCap Dividend ETF	274,241	19,573,869
TOTAL OTHER		1,160,283,769
TOTAL EQUITY FUNDS (Cost $6,574,482,071)		8,164,502,248

U.S. Treasury Obligations - 0.2%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.42% 12/7/23 to 2/15/24 (h) (Cost $42,298,670)	42,570,000	42,299,295

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	9,223,176	9,225,021
Fidelity Investments Money Market Government Portfolio Class I 5.24% (f)(j)	11,200,305	11,200,305
Fidelity Securities Lending Cash Central Fund 5.39% (i)(k)	110,551,116	110,562,171
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	1,147,147,225	1,147,147,225
TOTAL MONEY MARKET FUNDS (Cost $1,278,134,722)		1,278,134,722

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $13,735,909,914)	17,023,975,197
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(130,862,896)
NET ASSETS - 100.0%	16,893,112,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	526	Dec 2023	88,223,350	2,456,914	2,456,914
ICE MSCI EAFE Index Contracts (United States)	8,312	Dec 2023	883,814,960	25,696,830	25,696,830

TOTAL FUTURES CONTRACTS					28,153,744
The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,342,562 or 0.8% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,793,525.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	152,092,469	142,867,448	26,032	-	-	9,225,021	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	189,895,696	2,017,695,679	2,097,029,204	1,482,370	-	-	110,562,171	0.4%
Total	189,895,696	2,169,788,148	2,239,896,652	1,508,402	-	-	119,787,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	762,223,228	-	20,000,000	-	5,990,482	29,618,789	777,832,499
Fidelity Advisor International Small Cap Fund Class Z	36,356,224	-	5,311,313	-	621,127	919,544	32,585,582
Fidelity Advisor International Small Cap Opportunities Fund Class Z	53,586,840	-	7,784,028	-	(476,083)	1,512,253	46,838,982
Fidelity Advisor Japan Fund Class Z	53,625,692	175,000,000	-	-	-	8,991,638	237,617,330
Fidelity Diversified International Fund	463,248,691	-	18,000,000	-	5,922,781	23,319,668	474,491,140
Fidelity Investments Money Market Government Portfolio Class I 5.24%	-	134,942,694	123,742,389	248,376	-	-	11,200,305
Fidelity Japan Smaller Companies Fund	95,282,551	-	21,000,000	-	(310,217)	7,605,290	81,577,624
Fidelity Overseas Fund	605,809,736	-	20,000,000	-	(3,622,385)	45,642,662	627,830,013
Fidelity SAI International Index Fund	3,779,269	314,230,597	34,500,000	-	133,514	7,077,688	290,721,068
Fidelity SAI International Low Volatility Index Fund	587,804,624	253,000,007	-	-	-	51,047,952	891,852,583
Fidelity SAI International Momentum Index Fund	115,734,605	-	-	-	-	11,543,606	127,278,211
Fidelity SAI International Quality Index Fund	2,597,246	-	-	-	-	232,235	2,829,481
Fidelity SAI International Small Cap Index Fund	105,356,169	-	15,238,712	-	(4,429,164)	4,920,517	90,608,810
Fidelity SAI International Value Index Fund	562,494,302	-	137,000,000	-	(12,010,521)	42,771,555	456,255,336
Fidelity SAI Japan Stock Index Fund	813,934,192	-	351,000,000	-	(46,432,408)	138,084,217	554,586,001
	4,261,833,369	877,173,298	753,576,442	248,376	(54,612,874)	373,287,614	4,704,104,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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